Pioneer AMT-Free
Municipal Fund

Schedule of Investments | September 30, 2020

Ticker Symbols: Class A PBMFX Class C MNBCX Class Y PBYMX

Schedule of Investments | 9/30/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 95.4%
	MUNICIPAL BONDS - 87.3% of Net Assets(a)
	Arizona - 0.1%
135,000(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	$ 150,417
9,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,047
1,000,000	Maricopa County Pollution Control Corp., Southern California Education Co., Series A, 5.0%, 6/1/35	1,000,000
	Total Arizona	$1,159,464
	California - 6.6%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, Series A, 10/1/31 (NATL Insured)	$7,844,300
16,695,000(c)(d)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	12,748,302
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,635,375
2,985,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	4,744,210
6,400,000	California Educational Facilities Authority, Stanford University, Series U-A, 5.0%, 5/1/45	10,065,728
7,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/34	7,812,980
5,000,000(e)	Coast Community College District, Election 2012, Series D, 5.0%, 8/1/31	6,421,150
6,000,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.0%, 6/1/47	6,187,500
3,000,000	Long Beach Bond Finance Authority, Series A, 5.5%, 11/15/37	4,236,270
2,180,000(e)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,780,415
5,000,000(e)	San Diego Unified School District, Series R2, 0.0%, 7/1/40	5,684,200
3,500,000	San Francisco City & County Airport Commission-San Francisco International Airport, Series B, 5.0%, 5/1/47	4,127,795
7,000,000(e)	State of California, 3.0%, 10/1/49	7,474,320
10,000,000	University of California, 4.0%, 5/15/47	11,925,300
5,000,000	University of California, Series AV, 5.0%, 5/15/35	6,176,450
	Total California	$100,864,295
	Colorado - 1.7%
6,265,000	Board of Water Commissioners City & County of Denver, 4.0%, 9/15/34	$7,754,378
2,500,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/26	2,507,875
1,250,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/34	1,253,163
1,000,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/41	1,002,300
2,000,000	Regional Transportation District, Denver Trans Partners, 6.5%, 1/15/30	2,006,420
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/38	5,733,200
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/39	5,705,650
	Total Colorado	$25,962,986
	Connecticut - 0.3%
3,000,000(e)	Metropolitan District, 3.0%, 3/1/29	$3,150,840
2,000,000	Mohegan Tribal Finance Authority, Connecticut Tribal Economic Development, 7.0%, 2/1/45 (144A)	2,018,960
	Total Connecticut	$5,169,800
	Delaware - 0.3%
4,975,000	Delaware State Economic Development Authority, Facility-Indian River Power, 5.375%, 10/1/45	$4,988,631
	Total Delaware	$4,988,631
	District of Columbia - 1.0%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$10,250,000
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	5,535,600
	Total District of Columbia	$15,785,600
	Florida - 8.1%
2,935,000	Broward County FL Water & Sewer Utility Revenue, 3.0%, 10/1/41	$3,185,150
1,000,000	Central Florida Expressway Authority, 5.0%, 7/1/39	1,213,050
2,000,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	2,417,020
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.0%, 11/15/46	3,063,629
6,145,000	County of Hillsborough FL, 3.0%, 8/1/41	6,642,131
5,375,000	County of Hillsborough FL Utility Revenue, 3.0%, 8/1/36	5,851,225
4,500,000	County of Hillsborough, Utility Revenue, 3.0%, 8/1/37	4,898,835
2,360,000(e)	County of Miami-Dade FL, 4.0%, 7/1/38	2,845,617
2,455,000(e)	County of Miami-Dade FL, 4.0%, 7/1/39	2,946,270
10,000,000	County of Miami-Dade FL Water & Sewer System Revenue, 3.0%, 10/1/49	10,642,200
18,500,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.0%, 10/1/49	21,430,400
2,500,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/32	2,635,300
4,645,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/34	4,870,608
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/34	7,937,643
16,500,000	State of Florida Department of Transportation Turnpike System Revenue, 3.0%, 7/1/49	17,612,595
10,000,000	State of Florida Department of Transportation Turnpike System Revenue, 4.0%, 7/1/39	11,632,700
4,645,000(e)	State of Florida, Department Transportation Right of Way, 3.25%, 7/1/37	5,183,030
7,660,000(e)	State of Florida, Department Transportation Right of Way, 4.0%, 7/1/39	8,955,459
	Total Florida	$123,962,862
	Georgia - 3.7%
1,500,000	Brookhaven Development Authority, 3.0%, 7/1/46	$1,556,295
4,800,000	Brookhaven Development Authority, 4.0%, 7/1/44	5,479,872
Principal Amount USD ($)		Value
	Georgia - (continued)
12,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	$13,709,880
10,000,000	County of Fulton GA Water & Sewerage Revenue, 2.25%, 1/1/42	10,080,000
2,040,000(e)	County of Fulton, Library Bond, 3.25%, 7/1/37	2,270,745
2,870,000(e)	County of Fulton, Library Bond, 3.5%, 7/1/39	3,203,953
4,790,000(e)	County of Fulton, Library Bond, 4.0%, 7/1/40	5,501,267
4,000,000	Forsyth County Water & Sewerage Authority, 3.0%, 4/1/44	4,338,840
2,000,000	Main Street Natural Gas, Inc., Series A, 4.0%, 5/15/39	2,222,920
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.5%, 7/1/38	5,488,650
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	3,078,350
	Total Georgia	$56,930,772
	Illinois - 2.1%
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.0%, 3/1/38	$1,103,850
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.0%, 3/1/30	1,794,675
5,000,000	Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,524,150
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/36	1,743,990
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/37	2,520,694
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	3,301,290
8,540,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/33	10,302,998
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/36	1,194,860
3,650,000(d)	Metropolitan Pier & Exposition Authority, McCormick Place Convention, 7.0%, 7/1/26	4,483,843
	Total Illinois	$31,970,350
	Indiana - 0.2%
3,000,000	Indiana University, Series A, 4.0%, 6/1/42	$3,306,360
	Total Indiana	$3,306,360
	Louisiana - 0.5%
6,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$6,098,940
400,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	431,508
500,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)	540,080
	Total Louisiana	$7,070,528
	Maine - 0.7%
4,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36	$4,604,580
3,040,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41	3,109,859
2,745,000	University of Maine, 5.0%, 3/1/25 (AGM Insured)	3,269,405
	Total Maine	$10,983,844
	Maryland - 2.2%
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.0%, 12/1/16	$ 557,100
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.0%, 12/1/16	247,600
6,165,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/45 (CNTY GTD Insured)	6,555,491
6,000,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	6,354,780
5,175,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/35 (CNTY GTD Insured)	5,703,522
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/37 (CNTY GTD Insured)	5,662,569
3,880,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/43 (CNTY GTD Insured)	4,161,727
3,735,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/44 (CNTY GTD Insured)	4,001,119
	Total Maryland	$33,243,908
	Massachusetts - 18.2%
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/37	$4,000,118
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/38	3,989,837
1,475,000(e)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,581,613
1,520,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,643,667
1,565,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,692,047
1,055,000(e)	City of Beverly, 3.125%, 10/15/39	1,136,710
5,075,000(e)	City of Cambridge, Municipal Purpose Loan, Series A, 3.0%, 2/15/35	5,357,322
15,000,000(e)	Commonwealth of Massachusetts, 2.75%, 3/1/50	15,393,900
5,000,000(e)	Commonwealth of Massachusetts, 3.0%, 3/1/49	5,330,050
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/29	1,350,804
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/31	1,343,784
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/33	1,339,221
2,750,000	Massachusetts Bay Transportation Authority, 5.0%, 7/1/34	3,651,092
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,369,678
5,000,000(c)	Massachusetts Department of Transportation, Series A, 1/1/28 (NATL Insured)	4,561,650
1,000,000	Massachusetts Development Finance Agency, 3.0%, 10/1/45 (AGM Insured)	1,023,480
2,500,000	Massachusetts Development Finance Agency, 5.0%, 7/1/50	4,075,650
3,000,000(g)	Massachusetts Development Finance Agency, 5.0%, 7/1/50	3,887,730
4,200,000	Massachusetts Development Finance Agency, Agency Williams College, Series P, 5.0%, 7/1/43	4,666,788
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.0%, 10/1/35	1,756,080
1,000,000	Massachusetts Development Finance Agency, Berkshire Health System, Series G, 5.0%, 10/1/30	1,032,570
Principal Amount USD ($)		Value
	Massachusetts - (continued)
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.0%, 10/1/48	$ 4,417,480
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.0%, 4/1/41	14,269,905
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.0%, 4/1/37	2,437,940
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 4.0%, 7/15/36	5,820,400
25,865,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	38,915,962
5,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.5%, 7/1/44	5,187,750
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.0%, 7/1/44	4,307,840
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	410,512
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	511,200
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,085,900
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.0%, 3/1/39	502,969
2,700,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series O, 4.0%, 7/1/45	2,915,838
8,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/35	9,145,600
5,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,568,200
400,000(b)	Massachusetts Development Finance Agency, Tufts Medical, Series I, 6.75%, 1/1/36	406,800
600,000(b)	Massachusetts Development Finance Agency, Tufts Medication Center, Series, 6.75%, 1/1/36	609,978
125,000(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	147,813
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	953,715
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,399,422
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,816,669
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/38	1,028,152
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/43	1,212,870
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/48	596,285
2,500,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,581,950
1,250,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,332,225
16,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	24,631,401
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-2, 4.125%, 10/1/37	2,079,440
1,000,000(b)	Massachusetts Port Authority, Series B, 5.0%, 7/1/32	1,083,910
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/33	1,066,930
1,000,000	Massachusetts Port Authority, Series C, 5.0%, 7/1/33	1,127,560
2,000,000	Massachusetts School Building Authority, 3.0%, 8/15/38	2,224,520
2,500,000	Massachusetts School Building Authority, 4.0%, 8/15/40	2,996,250
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,679,610
4,000,000(e)	Town of Hingham MA, 2.0%, 2/15/40	4,059,600
1,000,000(e)	Town of Hingham MA, 3.0%, 2/15/36	1,128,200
1,600,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,801,968
1,150,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	1,288,839
1,635,000(e)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,837,985
1,305,000(e)	Town of Nantucket, 2.0%, 12/15/27	1,411,488
5,000,000(e)	Town of Natick, Municipal Purpose Loan, 4.0%, 7/15/37	5,713,350
1,955,000(e)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	2,040,590
2,000,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.0%, 5/1/31	2,175,380
1,535,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,648,467
1,265,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/35	1,357,750
3,500,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/44	3,800,335
4,160,000(e)	Town of Stoughton, Municipal Purpose Loan, 3.0%, 10/15/37	4,475,661
1,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/41	1,097,600
4,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/45	4,371,080
2,370,000(e)	Town of Weymouth MA, 2.0%, 8/15/41	2,254,937
4,500,000(b)(e)	Town of Wilmington, School, 4.0%, 3/15/37	4,748,940
2,500,000(b)	University of Massachusetts Building Authority, Series 1, 5.0%, 11/1/39	2,755,575
	Total Massachusetts	$280,624,532
	Michigan - 0.9%
2,795,000	Michigan Public Educational Facilities Authority, Limited Obligation-David Ellis-West Project, 5.875%, 6/1/37	$2,950,178
10,000,000	Michigan State Building Authority, 3.0%, 10/15/45	10,469,400
	Total Michigan	$13,419,578
	Minnesota - 2.0%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	$5,598,300
3,000,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/29	4,043,700
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/36	7,979,472
7,600,000(e)	State of Minnesota, 2.0%, 8/1/34	7,804,136
3,000,000(e)	State of Minnesota, Series B, 3.0%, 10/1/36	3,228,720
1,000,000	University of Minnesota, Series B, 4.0%, 1/1/29	1,101,550
Principal Amount USD ($)		Value
	Minnesota - (continued)
860,000	University of Minnesota, Series B, 4.0%, 1/1/30	$ 942,336
	Total Minnesota	$30,698,214
	Missouri - 0.6%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,832,450
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.0%, 11/15/45	4,254,040
2,000,000	Missouri Development Finance Board, City of Independence-Annual Appropriation Sewer System, 5.25%, 11/1/42	2,252,000
	Total Missouri	$9,338,490
	Nebraska - 0.2%
2,000,000(b)	University of Nebraska, University Nebraska Lincoln Student, Series A, 3.0%, 7/1/35	$2,320,460
	Total Nebraska	$2,320,460
	New Hampshire - 1.0%
2,000,000(e)	City of Manchester NH, 2.0%, 6/15/33	$2,023,660
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	1,440,750
4,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	3,965,640
7,850,000(b)	New Hampshire Health & Education Facilities Authority Act, Wentworth Douglas Hospital, Series A, 6.5%, 1/1/41	7,973,402
	Total New Hampshire	$15,403,452
	New Jersey - 0.1%
1,640,000(e)	Township of Plainsboro, General Improvement, 2.0%, 8/1/24	$1,745,452
	Total New Jersey	$1,745,452
	New York - 4.5%
1,745,000(e)	Massapequa Union Free School District, 2.0%, 10/1/32 (ST AID WITHHLDG Insured)	$1,733,745
1,785,000(e)	Massapequa Union Free School District, 2.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,762,188
100,000,000(c)	New York Counties Tobacco Trust IV, 6/1/60	3,510,000
6,885,000	New York State Dormitory Authority, 5.0%, 10/1/50	11,248,506
5,030,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	5,108,166
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	15,813,800
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,890,847
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.0%, 7/1/36	5,155,830
1,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/35	1,170,940
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	5,135,813
1,993,563	New York State Housing Finance Agency, 1.65%, 5/15/39 (FNMA COLL Insured)	1,965,793
5,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	5,121,350
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,746,330
4,935,000(e)	Port Chester-Rye Union Free School District, 2.0%, 6/1/36 (ST AID WITHHLDG Insured)	4,845,331
	Total New York	$70,208,639
	North Carolina - 2.2%
3,250,000	City of Charlotte NC Water & Sewer System Revenue, 2.25%, 7/1/50	$3,264,008
3,000,000	City of Charlotte, Storm Water Revenue, 4.0%, 12/1/43	3,279,210
5,000,000	City of Fayetteville, Public Works Commission Revenue, 4.0%, 3/1/44	5,620,850
10,000,000	North Carolina Turnpike Authority, Series A, 4.0%, 1/1/35	11,656,000
9,615,000(e)	State of North Carolina, St. Public Improvement Connecourt, Series A, 3.0%, 6/1/35	10,509,483
	Total North Carolina	$34,329,551
	Ohio - 0.1%
800,000	County of Lake, Lake Hospital, Series S, 6.0%, 8/15/43	$ 803,040
	Total Ohio	$ 803,040
	Oklahoma - 0.1%
2,030,000	McGee Creek Authority, Oklahoma Water Revenue, 6.0%, 1/1/23 (NATL Insured)	$2,174,841
	Total Oklahoma	$2,174,841
	Oregon - 2.9%
1,800,000	City of Portland, Sewer System Revenue, First Lien, Series A, 2.0%, 6/15/29	$1,898,298
5,000,000(e)	Clackamas County School District No. 7J Lake Oswego, School District, 4.0%, 6/1/43 (SCH-BD GTY Insured)	5,664,900
3,000,000(b)(e)	Deschutes & Jefferson Counties School District No. 2J Redmond, 3.0%, 6/15/32 (SCH-BD GTY Insured)	3,226,560
15,000,000	Medford Hospital Facilities Authority, 3.0%, 8/15/50 (AGM Insured)	15,297,150
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH-BD GTY Insured)	1,716,120
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH-BD GTY Insured)	1,663,800
1,715,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH-BD GTY Insured)	1,381,398
2,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	2,447,260
1,500,000	Oregon Health & Science University, Series B, 5.0%, 7/1/28	1,827,900
7,030,000(e)	State of Oregon, Series J, 5.0%, 8/1/42	8,738,220
	Total Oregon	$43,861,606
	Pennsylvania - 4.9%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 889,218
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	188,177
Principal Amount USD ($)		Value
	Pennsylvania - (continued)
10,000,000(e)	Commonwealth of Pennsylvania, 4.0%, 5/1/32	$ 12,264,200
4,095,000	Dauphin County General Authority, Pinnacle Health System Project, 5.0%, 6/1/42	4,304,132
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,950,810
5,385,000	Pennsylvania Higher Educational Facilities Authority, 3.0%, 8/15/47	5,554,520
605,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/44	695,145
2,500,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/48	2,863,975
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,363,225
1,000,000	Pennsylvania Housing Finance Agency, 3.35%, 10/1/45	1,062,830
2,000,000	Pennsylvania Housing Finance Agency, 3.4%, 10/1/49	2,116,340
2,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/42	2,399,000
5,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/47	5,890,400
2,500,000	Philadelphia Authority for Industrial Development, Children’s Hospital Philadelphia, 4.0%, 7/1/35	2,818,100
3,750,000	Philadelphia Authority for Industrial Development, Children’s Hospital Philadelphia, 4.0%, 7/1/36	4,221,600
2,500,000	Philadelphia Authority for Industrial Development, Children’s Hospital Philadelphia, 4.0%, 7/1/37	2,795,475
2,500,000	Philadelphia Authority for Industrial Development, Children’s Hospital Philadelphia, 5.0%, 7/1/42	2,868,850
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.0%, 9/1/42	3,237,030
3,680,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/39	4,617,701
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/44	6,235,651
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/45	1,479,553
	Total Pennsylvania	$75,815,932
	Puerto Rico - 0.3%
7,000,000(e)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$4,410,000
	Total Puerto Rico	$4,410,000
	Rhode Island - 0.9%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	$5,961,835
3,750,000(g)	Tender Option Bond Trust Receipts/Certificates, Series 2019-XM0721, 0.0%, 9/1/47 (144A)	5,619,150
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	2,782,000
	Total Rhode Island	$14,362,985
	South Carolina - 0.8%
5,000,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$5,825,600
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	1,087,060
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.0%, 10/1/33	5,963,233
	Total South Carolina	$12,875,893
	Texas - 8.9%
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	$3,072,809
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,510,760
7,100,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	6,748,834
2,500,000(b)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,543,300
2,500,000	Central Texas Turnpike System, 3.0%, 8/15/40	2,624,550
5,000,000	City of Austin TX Airport System Revenue, 5.0%, 11/15/49	5,882,400
10,000,000	City of Houston TX Combined Utility System Revenue, 2.5%, 11/15/40	10,224,100
3,790,000(e)	County of Williamson TX, 2.375%, 2/15/37	3,944,480
80,000(e)	Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured)	85,390
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/28	1,037,790
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/33	512,490
5,000,000(e)	Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured)	5,420,450
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 4.75%, 7/1/51	1,770,460
2,000,000	North Texas Tollway Authority, First Tier, Series D, 5.0%, 1/1/38	2,095,660
4,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/30	4,682,920
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/35	5,771,350
5,000,000(e)	Port Authority of Houston of Harris County Texas, 3.0%, 10/1/39	5,548,150
10,000,000(e)	Tarrant County College District, 2.0%, 8/15/37	9,961,500
1,995,000	Texas Department of Housing & Community Affairs, Series A, 3.5%, 7/1/34 (GNMA/FNMA Insured)	2,243,797
2,495,000	Texas Department of Housing & Community Affairs, Series A, 3.8%, 7/1/39 (GNMA/FNMA Insured)	2,790,882
5,000,000	Texas Water Development Board, 4.0%, 10/15/44	5,913,550
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.0%, 4/15/48	5,807,100
5,000,000	Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	6,346,150
25,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/49	39,252,750
	Total Texas	$136,791,622
	Utah - 1.7%
1,000,000	Salt Lake City Corp. Airport Revenue, Series B, 5.0%, 7/1/34	$1,222,340
6,000,000(e)	State of Utah, 3.0%, 7/1/33	6,854,700
4,000,000(e)	State of Utah, 3.0%, 7/1/34	4,530,800
13,110,000	Utah State University, 3.0%, 12/1/49	13,421,887
	Total Utah	$26,029,727
Principal Amount USD ($)		Value
	Virginia - 4.3%
3,000,000(e)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,253,140
2,425,000(e)	City of Lynchburg VA, 2.375%, 8/1/39	2,457,301
2,505,000(e)	City of Lynchburg VA, 2.375%, 8/1/40	2,524,288
1,170,000(e)	City of Manassas, 2.0%, 7/1/31 (ST AID WITHHLDG Insured)	1,190,615
5,000,000(e)	City of Richmond VA, 3.0%, 7/15/35 (ST AID WITHHLDG Insured)	5,511,600
4,100,000	City of Virginia Beach VA Storm Water Utility Revenue, 3.0%, 11/15/42	4,480,931
1,500,000(e)	County of Arlington, 4.0%, 8/15/35	1,732,755
5,725,000	Loudoun County Economic Development Authority, 2.125%, 12/1/39	5,682,921
5,000,000	Loudoun County Economic Development Authority, 3.0%, 12/1/37	5,457,850
18,490,000	Tobacco Settlement Financing Corp., Senior, Series B-1, 5.0%, 6/1/47	18,513,113
7,075,000	University of Virginia, Series A, 5.0%, 4/1/42	8,770,524
5,000,000	Virginia Commonwealth Transportation Board, 3.0%, 5/15/37	5,466,550
650,000	Virginia Housing Development Authority, 2.1%, 7/1/35	662,480
1,000,000	Virginia Housing Development Authority, 2.3%, 7/1/40	985,880
	Total Virginia	$66,689,948
	Washington - 4.8%
23,025,000	Central Puget Sound Regional Transit Authority, Series S-1, 5.0%, 11/1/46	$36,901,016
4,715,000	City of Seattle WA Municipal Light & Power Revenue, 4.0%, 7/1/41	5,627,305
4,300,000	City of Seattle WA Municipal Light & Power Revenue, 4.0%, 7/1/44	5,085,223
10,250,000	City of Seattle, Municipal Light & Power Revenue Improvement, Series A, 4.0%, 1/1/48	11,507,983
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.5%, 5/1/38 (CNTY GTD Insured)	10,041,000
3,000,000(e)	King County Issaquah School District No. 411, 4.5%, 12/1/30 (SCH-BD GTY Insured)	3,403,470
1,500,000	Public Utility District No. 1 of Franklin County, Series A, 5.0%, 9/1/38	1,645,830
	Total Washington	$74,211,827
	Wisconsin - 0.4%
5,000,000(e)	State of Wisconsin, 4.0%, 5/1/40	$5,821,600
	Total Wisconsin	$5,821,600
	TOTAL MUNICIPAL BONDS
	(Cost $1,245,431,514)	$1,343,336,789
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1% of Net Assets
30,000,000(c)	U.S. Treasury Bills, 10/6/20	$29,999,724
50,000,000(c)	U.S. Treasury Bills, 10/27/20	49,997,202
45,000,000(c)	U.S. Treasury Bills, 11/27/20	44,993,231
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $124,989,733)	$124,990,157
Shares		Value
	CLAIM - 0.0%† of Net Assets
200(h)	CMS Liquidating Trust	$ 497,000
	TOTAL CLAIM
	(Cost $640,000)	$ 497,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.4%
	(Cost $1,371,061,247)	$1,468,823,946
	OTHER ASSETS AND LIABILITIES - 4.6%	$70,524,509
	NET ASSETS - 100.0%	$1,539,348,455

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2020, the value of these securities amounted to $11,588,920, or 0.8% of net assets.

AGC	Assured Guaranty Corp.
AGM	Assured Guarantee Municipal.
AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
FNMA COLL	Federal National Mortgage Association Collateral.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
SCH-BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Escrow to maturity.
(e)	Represents a General Obligation Bond.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2020.
(h)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,343,336,789	$–	$1,343,336,789
U.S. Government and Agency Obligations	–	124,990,157	–	124,990,157
Claim	–	497,000	–	497,000
Total Investments in Securities	$–	$1,468,823,946	$–	$1,468,823,946

During the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.